Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement [Line Items]
Net Income	$ 8,725	$ 7,327
Other Comprehensive Income, net of taxes (Note 22)
Reclassification to earnings of (gains) during the year	(65)	(83)
Other comprehensive income net of tax OCI debt financial assets	243	134
Net change in unrealized gains on derivatives designated as cash flow hedges
Gains on derivatives designated as cash flow hedges arising during the year (Note 7)	995	2,512
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the year	1,051	1,417
Other comprehensive income net of tax cash flow hedges	2,046	3,929
Net gains on translation of net foreign operations
Unrealized gains on translation of net foreign operations	473	287
Unrealized (losses) on hedges of net foreign operations	(76)	(100)
Other comprehensive income, net of taxes, translation of net foreign operations	397	187
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the year	(11)	9
Net gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	137	(69)
Net (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(245)	(633)
Items that will not be reclassified to net income	(119)	(693)
Total Other Comprehensive Income, net of taxes (Note 22)	2,567	3,557
Total Comprehensive Income	11,292	10,884
Attributable to:
Bank shareholders	11,276	10,875
Non-controlling interest in subsidiaries	16	9
Total Comprehensive Income	11,292	10,884
Debt securities [member]
Other Comprehensive Income, net of taxes (Note 22)
Unrealized gains on fair value through OCI debt securities arising during the year	$ 308	$ 217